Other accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current:
Credit cards	$ 40,272	$ 34,756
Benefits from suppliers	34,582	22,640
Other accounts receivable	8,127	3,979
Affinity credit card	6,794	5,460
Other points of sales	6,623	946
Cargo clients	5,473	4,453
Employees	1,053	562
Airport services	571	800
Travel agencies and insurance commissions	63	599
Marketing services	34	119
Insurance in recovery process	22	2,349
Other current accounts receivable, gross	103,614	76,663
Allowance for expected credit losses	(555)	(628)
Other accounts receivable, net	$ 103,059	$ 76,035